Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income (loss) before income tax expense	(1,547,959)	(818,628)	(753,437)

Current tax expense	4,507	11,065	5,445
Deferred tax expense (benefits)	(5,428)	(8,360)	(8,655)
Total income tax expense (benefits)	(921)	2,705	(3,210)

Schedule of Effective Income Tax Rate Reconciliation

The income tax expense for each of the years ended December 31, 2021, 2022 and 2023 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income tax expense due to the following:

	Year ended December 31,
	2021	2022	2023
PRC statutory income tax rate	25%	25%	25%
Permanent differences	-9%	-12%	-15%
Tax effect of different tax rate of different jurisdictions	0%	0%	0%
Tax effect of Super Deduction and others	1%	1%	0%
Changes in valuation allowance	-17%	-14%	-10%
Effective tax rates	0%	0%	0%

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Group's deferred tax assets were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Net operating loss carry forwards	578,992	664,985
Inventory valuation allowance	26,187	16,752
Accrued expenses and others	29,150	26,389
Total deferred tax assets	634,329	708,126
Less: valuation allowance	(632,378)	(706,751)
Deferred tax assets, net	1,951	1,375

The Group's deferred tax liability was as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Related to acquired intangible assets	113,441	111,591

Movement of Valuation Allowance	Movement of valuation allowance

	Year ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	514,500	632,378
Additions	117,878	74,373
Balance at end of the year	632,378	706,751